Consolidated statements of loss and comprehensive loss - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Revenue
Product sales	$ 6,930,475	$ 554,914	$ 0
Recycling services	444,401	237,340	48,160
Revenue	7,374,876	792,254	48,160
Expenses
Employee salaries and benefits, net	12,709,823	2,819,195	607,820
Professional fees	7,688,520	2,962,261	546,647
Share-based compensation	3,982,943	332,634	97,258
Raw materials and supplies	3,410,014	591,881	0
Office, administrative and travel	3,148,871	476,733	493,304
Depreciation	2,899,345	1,095,250	183,862
Research and development, net	2,662,572	776,668	2,111,658
Freight and shipping	1,033,149	137,010	5,785
Plant facilities	1,030,947	390,687	0
Marketing	973,695	365,820	65,840
Change in Finished Goods Inventory	(307,817)	(14,022)	0
Expenses by nature	39,232,062	9,934,117	4,112,174
Loss from operations	(31,857,186)	(9,141,863)	(4,064,014)
Other (income) expense
Listing fee	152,719,009	0	0
Fair value loss on financial instruments	38,254,469	84,454	0
Interest expense	3,052,882	529,700	60,329
Foreign exchange (gain) loss	758,223	(445,652)	0
Interest income	(82,481)	(34,403)	(23,561)
Other (income) expense	194,702,102	134,099	36,768
Net loss	(226,559,288)	(9,275,962)	(4,100,782)
Other comprehensive income (loss)
Foreign currency translation	0	(218,726)	(37,182)
Comprehensive loss	$ (226,559,288)	$ (9,494,688)	$ (4,137,964)
Loss per common share - basic (in dollars per share)	$ (2.06)	$ (0.11)	$ (0.06)
Loss per common share - diluted (in dollars per share)	$ (2.06)	$ (0.11)	$ (0.06)